INCOME TAXES - Schedule of Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 29, 2017	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Deferred revenue		¥ 10,783		¥ 3,095
Refund liabilities				860
Accrued expenses and other liabilities		15,402		18,068
Fair value changes		17,556		17,794
Allowance for uncollectible receivables		113,836		113,638
Amortization difference of long-term assets				13,601
Valuation allowance		(40,567)		(38,050)
Total		117,010		129,006
Deferred tax liabilities:
Contract assets, net		105,252		224,086
Contract cost		188		2,944
Intangible assets		7,123		7,123
Total		112,563		234,153
Deferred tax assets		84,187	$ 12,206	7,388
Deferred tax liabilities		(79,740)	(11,561)	(112,535)
Net deferred tax (liabilities)/assets				(105,147)
Net deferred tax liabilities		4,447
Valuation allowance		¥ 40,567		38,050
Foreign invested enterprise tax withholding rate		10.00%
Minimum threshold percentage of equity interest in PRC will be entitled to reduced withholding tax rate		25.00%
Reduced withholding tax rate for qualified tax residents		5.00%
Percentage of semi annual dividends	15.00%
Deferred tax liabilities		¥ 79,740	$ 11,561	112,535
Undistributed earnings of the company's PRC subsidiaries and the consolidated VIEs		4,594,000		¥ 4,152,000
Provision for PRC dividend withholding tax		¥ 0
HONG KONG
Deferred tax liabilities:
Withholding tax rate		10.00%